SEGMENT INFORMATION (10-Q) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Reportable segments	2		2		2
Net Sales	$ 306,193	$ 297,889	$ 852,658	$ 792,487
Operating earnings (loss)	27,271	25,069	59,359	36,600	44,931	56,830	40,110
Total assets	925,315		925,315		892,912	922,237
Siding, Fencing and Stone [Member]
Segment Reporting Information [Line Items]
Net Sales	179,852	184,520	511,157	494,002
Operating earnings (loss)	34,403	33,335	88,487	72,520	90,849	92,612	77,756
Total assets	600,604		600,604		579,195	585,542
Windows and Doors [Member]
Segment Reporting Information [Line Items]
Net Sales	126,341	113,369	341,501	298,485
Operating earnings (loss)	(2,370)	(3,373)	(15,622)	(23,839)	(31,134)	(19,410)	(23,504)
Total assets	274,706		274,706		273,909	298,898
Unallocated [Member]
Segment Reporting Information [Line Items]
Operating earnings (loss)	(4,762)	(4,893)	(13,506)	(12,081)	(14,784)	(16,372)	(14,142)
Total assets	$ 50,005		$ 50,005		$ 39,808	$ 37,797